BORROWINGS - Schedule of Long-term Debt (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Amount
FHLB long-term advances	$ 9,427	$ 11,544
Securities Sold under Agreements to Repurchase	65,000	65,000
Other Long-term Debt	775	0
Total long-term debt	75,202	76,544
Average Rate [Abstract]
Federal Home Loan Bank	3.74%	3.80%
Weighted average rate on repurchase agreements	3.50%	3.50%
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate	0.00%	0.00%
Total long-term debt	3.49%	3.55%
Federal Home Loan Bank Advances [Member]
Amount
Total long-term debt	9,427
Maturities of Long-term Debt [Abstract]
2013	28
2014	29
2015	28
2016	29
2017	28
Thereafter	9,285
Securities Sold under Agreements to Repurchase [Member]
Amount
Total long-term debt	65,000
Maturities of Long-term Debt [Abstract]
2013	12,500
2014	27,500
2015	25,000
2016	0
2017	0
Thereafter	$ 0